Label	Element	Value
DREYFUS NEW YORK TAX EXEMPT BOND FUND INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000723765_SupplementTextBlock	November 27, 2015 DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC. Supplement to Summary Prospectus dated November 27, 2015 and Statutory Prospectus dated October 1, 2015, As Revised November 27, 2015
Risk/Return [Heading]	rr_RiskReturnHeading	DREYFUS NEW YORK TAX EXEMPT BOND FUND INC.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Until January 1, 2016, notwithstanding any contrary information contained in the summary or statutory prospectus, the fund will normally invest substantially all of its net assets in municipal bonds that provide income exempt from federal, New York state and New York city income taxes.  Thereafter, the fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in such municipal bonds, and may invest a portion of its assets in municipal bonds (as defined in the summary prospectus dated November 27, 2015 and the statutory prospectus dated October 1, 2015, As Revised November 27, 2015, respectively) that do not pay income exempt from New York state and New York city income taxes.